Other financial assets - Financing receivables net of allowance for doubtful accounts (Details) - Accumulated impairment - Financing receivables held for operating and non operating purpose - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Carrying amount at the beginning of the year	€ 383	€ 391
Additions	26	15
Deductions	(3)	(9)
Currency translation differences	24	(13)
Other changes	(3)	(1)
Carrying amount at the end of the year	€ 427	€ 383